Income Taxes (Details) $ in Thousands, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Income Taxes (Details) [Line Items]
Deferred tax assets	$ 49,984		$ 46,187	$ 50.0
Recognized referred tax asset	$ 32,600
Foreign tax credit expire date	The credits are due to expire between 2025 and 2032.	The credits are due to expire between 2025 and 2032.
Tax losses carried forward	$ 81,200
Loss carry forwards expire	expire starting in 2038	expire starting in 2038
Deductible temporary no deferred tax asset	$ 132,700
Taxable income generated percentage			30.00%
Annual allowance (in Pounds) | £		£ 5.0
deferred tax asset	9,000
Deductible temporary no deferred tax asset	19,900
Cumulative pre-tax income			3 years
Canada [Member]
Income Taxes (Details) [Line Items]
Deferred tax assets	7,700		$ 46,200
Foreign tax credits to offset taxes payable	11,100
Recognized referred tax asset	7,300
United Kingdom [Member]
Income Taxes (Details) [Line Items]
Deferred tax assets	7,900
Tax losses carried forward	$ 130,500
Taxable income generated percentage	50.00%	50.00%
Unused interest deduction	$ 322,500
United States [Member]
Income Taxes (Details) [Line Items]
Deferred tax assets	148,500
Tax losses carried forward	$ 4,700
Taxable income generated percentage	80.00%	80.00%
Unrestricted taxable income not subject to limitation	50.00%	50.00%
Brazil [Member]
Income Taxes (Details) [Line Items]
Recognized referred tax asset			1,600
Tax losses carried forward	$ 4,700
Deductible temporary no deferred tax asset			$ 378,000